GOVERNMENT SUBSIDIES	12 Months Ended
Dec. 31, 2011
GOVERNMENT SUBSIDIES
GOVERNMENT SUBSIDIES

11.                               GOVERNMENT SUBSIDIES

In 2009, 2010 and 2011, certain Xueda Information’s subsidiaries received $83, $26 and $202 of government subsidies for the years ended December 31, 2009, 2010 and 2011, respectively, from a district authority in Shanghai to encourage its business development in that district. In 2011, Xueda Information received $155 of government subsidies from Zhongguancun management committee as a reward for the successful IPO on NYSE in 2010. There is no limitation on the use of the subsidies and the receipt of such subsidies does not subject the Group to any additional governmental regulations or future obligations. Government subsidy income is recognized upon receipt.